Deferred tax - Attributable to tax jurisdictions (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	R (32,325)	R (31,988)	R (32,422)
South Africa
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	(4,564)	(4,193)
United States
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	(27,426)	(25,608)
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	1,087	964
Mozambique
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	(1,410)	(1,567)
Other countries
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	R (12)	R (1,584)